Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Segment Information

15. Segment Information

Our reportable segments are based upon: our internal organizational structure; the manner in which our operations are managed; the criteria used by our Chief Executive Officer, who is our Chief Operating Decision Maker (“CODM”), to evaluate segment performance; the availability of separate financial information; and overall materiality considerations.

Our business has three reportable segments: Travel Network, Airline and Hospitality Solutions, and Travelocity. Airline and Hospitality Solutions aggregates the Airline Solutions and Hospitality Solutions operating segments as these operating segments have similar economic characteristics, generate revenues on transaction-based fees, incur the same types of expenses and use our SaaS based and hosted applications and platforms to market to the travel industry.

Our CODM utilizes Adjusted Gross Margin and Adjusted EBITDA as the measures of profitability to evaluate performance of our segments and allocate resources. Segment results do not include unallocated expenses or interest expenses which are centrally managed costs. Benefits expense, including pension expense, postretirement benefits, medical insurance and workers’ compensation are allocated to the segments based on headcount. Depreciation expense on the corporate headquarters building and related facilities costs are allocated to the segments through a facility fee based on headcount. Corporate includes certain shared expenses such as accounting, human resources, legal, corporate systems, and other shared technology costs. Corporate also includes all amortization of intangible assets and any related impairments that originate from purchase accounting, as well as stock based compensation expense, restructuring charges, legal reserves, occupancy taxes and other items not identifiable with one of our segments.

We account for significant intersegment transactions as if the transactions were with third parties, that is, at estimated current market prices. The majority of the intersegment revenues and cost of revenues are between Travelocity and Travel Network, consisting mainly of incentive consideration provided, net of data processing fees incurred, by Travel Network to Travelocity for transactions processed through the Sabre GDS, transaction fees paid by Travelocity to Travel Network for transactions facilitated through the Sabre GDS in which the travel supplier pays Travelocity directly, and fees paid by Travel Network to Travelocity for corporate trips booked through the Travelocity online booking technology. During the second quarter of 2014, Travel Network charged Travelocity a fee of approximately $7 million for not meeting certain minimum booking level requirements. This fee was recorded as revenue on Travel Network and expensed on Travelocity in our segment results and is eliminated in consolidation. In addition, Airline and Hospitality Solutions pay fees to Travel Network for airline trips booked through our GDS.

Our CODM does not review total assets by segment as operating evaluations and resource allocation decisions are not made on the basis of total assets by segment. Our CODM uses Adjusted Capital Expenditures in making product investment decisions and determining development resource requirements.

The performance of our segments is evaluated primarily on Adjusted Revenue, Adjusted Gross Margin and Adjusted EBITDA which are not recognized terms under GAAP. Our uses of Adjusted Revenue, Adjusted Gross Margin and Adjusted EBITDA have limitations as analytical tools, and should not be considered in isolation or as a substitute for analysis of our results as reported under GAAP. We define Adjusted Revenue as revenue adjusted for the amortization of Expedia SMA incentive payments, which are recorded as a reduction to revenue and are being amortized over the non-cancellable term of the Expedia SMA (see Note 4, Restructuring Charges). We define Adjusted Gross Margin as operating income (loss) adjusted for selling, general and administrative expenses, impairment, depreciation and amortization, amortization of upfront incentive consideration, restructuring and other costs, litigation and taxes, including penalties, stock-based compensation and amortization of Expedia SMA incentive payments. The definition of Adjusted Gross Margin was revised in the first quarter of 2014 to adjust for restructuring and other costs, litigation and taxes, including penalties and stock-based compensation included in cost of revenue which differs from Adjusted Gross Margin presented in our prospectus filed with the SEC pursuant to Rule 424(b) under the Securities Act on April 17, 2014. Adjusted Gross Margin for the prior year period has been recast to conform to our revised definition. We define Adjusted EBITDA as income (loss) from continuing operations adjusted for impairment, depreciation and amortization of property and equipment, amortization of capitalized implementation costs, acquisition related amortization, amortization of upfront incentive consideration, interest expense, net, loss on extinguishment of debt, other, net, restructuring and other costs, litigation and taxes including penalties, stock-based compensation, management fees, amortization of Expedia SMA incentive payments and income taxes. We define Adjusted Capital Expenditures as additions to property and equipment and capitalized implementation costs during the periods presented.

Segment information for the three and nine months ended September 30, 2014 and 2013 is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Adjusted Revenue
Travel Network	$466,278	$449,562	$1,420,341	$1,381,105
Airline and Hospitality Solutions	208,685	182,505	571,975	522,794
Travelocity	88,853	160,811	268,848	457,518
Eliminations	(4,638)	(17,055)	(24,253)	(58,018)

Total Adjusted Revenue	759,178	775,823	2,236,911	2,303,399
Amortization of Expedia SMA incentive payments	(2,875)	—	(7,625)	—

Total revenue	$756,303	$775,823	$2,229,286	$2,303,399

Adjusted Gross Margin(a)
Travel Network	$216,214	$207,506	$670,023	$652,568
Airline and Hospitality Solutions	94,747	64,539	235,546	183,237
Travelocity	66,013	102,710	184,124	277,895
Eliminations	(41)	(123)	(7,498)	(514)
Corporate	(18,579)	(5,578)	(38,119)	(28,651)

Total	$358,354	$369,054	$1,044,076	$1,084,535

Adjusted EBITDA(b)
Travel Network	$193,823	$183,728	$606,637	$582,268
Airline and Hospitality Solutions	81,671	56,940	197,686	145,485
Travelocity	15,954	7,403	(18,116)	7,528

Total segments	291,448	248,071	786,207	735,281
Corporate	(61,522)	(46,722)	(168,857)	(151,318)

Total	$229,926	$201,349	$617,350	$583,963

Depreciation and amortization
Travel Network	$14,788	$13,225	$46,597	$37,810
Airline and Hospitality Solutions	26,031	19,853	79,729	57,225
Travelocity	1,122	1,237	3,585	8,826

Total segments	41,941	34,315	129,911	103,861
Corporate	29,771	42,051	100,550	126,416

Total	$71,712	$76,366	$230,461	$230,277

Adjusted Capital Expenditures(c)
Travel Network	$13,238	$19,542	$43,858	$51,593
Airline and Hospitality Solutions	39,994	38,993	117,784	132,563
Travelocity	2,685	3,571	6,810	14,367

Total segments	55,917	62,106	168,452	198,523
Corporate	3,890	5,174	19,535	18,907

Total	$59,807	$67,280	$187,987	$217,430

(a)	The following tables set forth the reconciliation of Adjusted Gross Margin to operating income in our statement of operations (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Adjusted Gross Margin	$358,354	$369,054	$1,044,076	$1,084,535
Less adjustments:
Selling, general and administrative	169,183	208,033	575,413	620,226
Impairment	—	2,837	—	138,435
Restructuring charges	4,735	15,889	2,325	15,889
Cost of revenue adjustments:
Depreciation and amortization(1)	47,252	49,421	157,146	150,441
Amortization of upfront incentive consideration(2)	10,388	9,385	33,177	28,736
Restructuring and other costs(4)	4,865	2,582	10,016	4,521
Litigation and taxes, including penalties(5)	188	5,389	1,127	19,864
Stock-based compensation	2,172	544	5,618	816
Amortization of Expedia SMA incentive payments	2,875	—	7,625	—

Operating income	$116,696	$74,974	$251,629	$105,607

(b)	The following tables set forth the reconciliation of Adjusted EBITDA to loss from continuing operations in our statement of operations (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Adjusted EBITDA	$229,926	$201,349	$617,350	$583,963
Less adjustments:
Impairment	—	2,837	—	138,435
Depreciation and amortization of property and equipment(1a)	39,524	32,936	122,409	97,687
Amortization of capitalized implementation costs(1b)	9,084	8,437	27,111	27,038
Acquisition related amortization(1c)	23,905	35,794	83,344	107,955
Amortization of upfront incentive consideration(2)	10,388	9,385	33,177	28,736
Interest expense, net	50,153	63,454	167,332	209,653
Loss on extinguishment of debt	—	—	33,538	12,181
Other, net(3)	(565)	2,429	(760)	1,099
Restructuring and other costs(4)	14,482	21,754	24,056	26,296
Litigation and taxes, including penalties(5)	4,440	8,579	12,497	31,543
Stock-based compensation	5,472	2,686	22,434	5,446
Management fees(6)	193	2,126	23,701	7,347
Amortization of Expedia SMA incentive payments	2,875	—	7,625	—
Provision (benefit) for income taxes	30,956	7,861	27,878	(5,229)

Income (loss) from continuing operations	$39,019	$3,071	$33,008	$(104,224)

(1)	Depreciation and amortization expenses:
a.	Depreciation and amortization of property and equipment includes software developed for internal use.
b.	Amortization of capitalized implementation costs represents amortization of upfront costs to implement new customer contracts under our SaaS and hosted revenue model.
c.	Acquisition related amortization represents amortization of intangible assets from the take-private transaction in 2007 as well as intangibles associated with acquisitions since that date and amortization of the excess basis in our underlying equity in joint ventures.
(2)	Our Travel Network business at times makes upfront cash payments or other consideration to travel agency subscribers at the inception or modification of a service contract, which are capitalized and amortized over an average expected life of the service contract, generally over three to five years. Such consideration is made with the objective of increasing the number of clients or to ensure or improve customer loyalty. Such service contract terms are established such that the supplier and other fees generated over the life of the contract will exceed the cost of the incentive consideration provided up front. Such service contracts with travel agency subscribers require that the customer commit to achieving certain economic objectives and generally have terms requiring repayment of the upfront incentive consideration if those objectives are not met.
(3)	Other, net primarily represents foreign exchange gains and losses related to the remeasurement of foreign currency denominated balances included in our consolidated balance sheets into the relevant functional currency.
(4)	Restructuring and other costs represents charges associated with business restructuring and associated changes implemented which resulted in severance benefits related to employee terminations, integration and facility opening or closing costs and other business reorganization costs.
(5)	Litigation and taxes, including penalties represents charges or settlements associated with airline antitrust litigation as well as payments or reserves taken in relation to certain retroactive hotel occupancy and excise tax disputes (see Note 14, Contingencies).
(6)	We paid an annual management fee to TPG and Silver Lake in an amount between (i) $5 million and (ii) $7 million, the actual amount of which is calculated based upon 1% of Adjusted EBITDA, earned by the company in such fiscal year up to a maximum of $7 million. In addition, the MSA provided for reimbursement of certain costs incurred by TPG and Silver Lake, which are included in this line item. The MSA was terminated in connection with our initial public offering.

(c)	Includes capital expenditures and capitalized implementation costs as summarized below (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Additions to property and equipment	$49,802	$57,257	$160,385	$168,744
Capitalized implementation costs	10,005	10,023	27,602	48,686

Adjusted Capital Expenditures	$59,807	$67,280	$187,987	$217,430

21. Segment Information

Our reportable segments are based upon: our internal organizational structure; the manner in which our operations are managed; the criteria used by our Chief Executive Officer, who is our Chief Operating Decision Maker (“CODM”), to evaluate segment performance; the availability of separate financial information; and overall materiality considerations.

Our business has three reportable segments: Travel Network, Airline and Hospitality Solutions, and Travelocity. Airline and Hospitality Solutions aggregates the Airline Solutions and Hospitality Solutions operating segments as these operating segments have similar economic characteristics, generate revenues on transaction-based fees, incur the same types of expenses and use our SaaS based and hosted applications and platforms to market to the travel industry.

Our CODM utilizes Adjusted Gross Margin and Adjusted EBITDA as the measures of profitability to evaluate performance of our segments and allocate resources. Segment results do not include unallocated expenses or interest expenses which are centrally managed costs. Benefits expense, including pension expense, postretirement benefits, medical insurance and workers’ compensation are allocated to the segments based on headcount. Depreciation expense on the corporate headquarters building and related facilities costs are allocated to the segments through a facility fee based on headcount. Corporate includes certain shared expenses such as accounting, human resources, legal, corporate systems, and other shared technology costs. Corporate also includes all amortization of intangible assets and any related impairments that originate from purchase accounting, as well as stock based compensation expense, restructuring charges, legal reserves, occupancy taxes and other items not identifiable with one of our segments.

We account for significant intersegment transactions as if the transactions were with third parties, that is, at estimated current market prices. The majority of the intersegment revenues and cost of revenues are between Travelocity and Travel Network, consisting mainly of incentive consideration provided, net of data processing fees incurred, by Travel Network to Travelocity for transactions processed through the Sabre GDS, transaction fees paid by Travelocity to Travel Network for transactions facilitated through the Sabre GDS in which the travel supplier pays Travelocity directly, and fees paid by Travel Network to Travelocity for corporate trips booked through the Travelocity online booking technology. In addition, Airline and Hospitality Solutions pay fees to Travelocity for airline trips booked through the Travelocity online booking technology.

Our CODM does not review total assets by segment as operating evaluations and resource allocation decisions are not made on the basis of total assets by segment.

The performance of our segments is evaluated primarily on Adjusted Gross Margin and Adjusted EBITDA which are not recognized terms under GAAP. Our uses of Adjusted Gross Margin and Adjusted EBITDA have limitations as analytical tools, and should not be considered in isolation or as a substitute for analysis of our results as reported under GAAP.

We define Adjusted Gross Margin as operating income (loss) adjusted for selling, general and administrative expenses, impairments, depreciation and amortization, amortization of upfront incentive consideration, restructuring and other costs, litigation and taxes, including penalties, and stock-based compensation. In 2014, we revised the definition of Adjusted Gross Margin to adjust for restructuring and other costs, litigation and taxes, including penalties and stock-based compensation included in cost of revenue which differs from Adjusted Gross Margin as previously defined and presented in our financial statements for the periods ended December 31, 2013, 2012 and 2011 included in the prospectus filed with the SEC pursuant to Rule 424(b) under the Securities Act on April 17, 2014. Adjusted Gross Margin for all periods presented has been recast to the revised definition:

	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
	Previously Reported	As Revised	Previously Reported	As Revised	Previously Reported	As Revised
	(Amounts in thousands)
Adjusted Gross Margin
Travel Network	$860,793	$860,793	$843,863	$843,863	$772,753	$772,753
Airline and Hospitality Solutions	262,386	262,386	218,421	218,421	185,147	185,147
Travelocity	353,489	353,489	413,802	413,802	447,790	447,790
Eliminations	(717)	(717)	(1,010)	(1,010)	(1,083)	(1,083)
Corporate	(92,142)	(56,904)	(85,214)	(56,787)	(74,093)	(70,853)

Total	$1,383,809	$1,419,047	$1,389,862	$1,418,289	$1,330,514	$1,333,754

We define Adjusted EBITDA as income (loss) from continuing operations adjusted for impairment, acquisition related amortization expense, gain (loss) on sale of business and assets, gain (loss) on extinguishment of debt, other, net, restructuring and other costs, litigation and taxes including penalties, stock-based compensation, management fees, depreciation of fixed assets, non-acquisition related amortization, amortization of upfront incentive consideration, interest expense, and income taxes.

Segment information for the year ended December 31, 2013, 2012 and 2011 is as follows:

	Year Ended December 31,
	2013	2012	2011
	(Amounts in thousands)
Revenue
Travel Network	$1,821,498	$1,795,127	$1,740,007
Airline and Hospitality Solutions	711,745	597,649	522,692
Travelocity	585,989	659,472	699,604

Total segments	3,119,232	3,052,248	2,962,303
Eliminations	(69,707)	(77,884)	(106,342)

Total revenue	$3,049,525	$2,974,364	$2,855,961

Adjusted gross margin
Travel Network	$860,793	$843,863	$772,753
Airline and Hospitality Solutions	262,386	218,421	185,147
Travelocity	353,489	413,802	447,790
Eliminations	(717)	(1,010)	(1,083)
Corporate	(56,904)	(56,787)	(70,853)

Total adjusted gross margin(a)	$1,419,047	$1,418,289	$1,333,754

Adjusted EBITDA(b)
Travel Network	$772,208	$768,452	$692,571
Airline and Hospitality Solutions	213,075	166,282	135,184
Travelocity	22,852	61,119	76,469

Total segments	1,008,135	995,853	904,224
Corporate	(216,812)	(209,224)	(184,061)

Total	$791,323	$786,629	$720,163

Depreciation and amortization
Travel Network	$52,507	$36,659	$33,705
Airline and Hospitality Solutions	77,320	52,010	31,930
Travelocity	8,712	39,892	43,498

Total segments	138,539	128,561	109,133
Corporate	169,056	187,172	183,984

Total	$307,595	$315,733	$293,117

Adjusted capital expenditures(c)
Travel Network	$69,357	$45,262	$54,451
Airline and Hospitality Solutions	170,860	163,754	96,751
Travelocity	16,861	26,085	44,026

Total segments	257,078	235,101	195,228
Corporate	27,762	36,704	28,519

Total	$284,840	$271,805	$223,747

(a)	The following table sets forth the reconciliation of Adjusted Gross Margin to operating income (loss) in our statement of operations:

	Year Ended December 31,
	2013	2012	2011
	(Amounts in thousands)
Adjusted Gross Margin	$1,419,047	$1,418,289	$1,333,754
Less Adjustments:
Selling, general and administrative	792,929	1,188,248	806,435
Impairment	138,435	573,180	185,240
Restructuring charges	36,551	—	—
Cost of revenue adjustments:
Depreciation and amortization(1)	202,485	198,206	172,846
Amortization of upfront incentive consideration(2)	36,649	36,527	37,748
Restructuring and other costs(5)	12,615	4,525	1,786
Litigation and taxes, including penalties(6)	20,921	22,187	—
Stock-based compensation	1,702	1,715	1,454

Operating income (loss)	$176,760	$(606,299)	$128,245

(b)	The following tables set forth the reconciliation of Adjusted EBITDA to loss from continuing operations in our statement of operations:

	Year Ended December 31,
	2013	2012	2011
	(Amounts in thousands)
Adjusted EBITDA	$791,323	$786,629	$720,163
Less Adjustments:
Depreciation and amortization of property and equipment(1a)	131,483	135,561	122,640
Amortization of capitalized implementation costs(1b)	35,551	20,855	11,365
Amortization of upfront incentive consideration(2)	36,649	36,527	37,748
Interest expense, net	274,689	232,450	174,390
Impairment(3)	138,435	596,980	185,240
Acquisition related amortization(1c)	143,765	162,517	162,312
Gain on sale of business and assets	—	(25,850)	—
Loss on extinguishment of debt	12,181	—	—
Other, net(4)	6,724	1,385	(1,156)
Restructuring and other costs(5)	59,052	6,776	12,986
Litigation and taxes, including penalties(6)	39,431	418,622	21,601
Stock-based compensation	9,086	9,834	7,334
Management fees(7)	8,761	7,769	7,191
(Benefit) provision for income taxes	(14,029)	(195,071)	57,806

Loss from continuing operations	$(90,455)	$(621,726)	$(79,294)

(1)	Depreciation and amortization expenses (see Note 2, Summary of Significant Accounting Policies for associated asset lives):
a.	Depreciation and amortization of property and equipment represents depreciation of property and equipment, including software developed for internal use.
b.	Amortization of capitalized implementation costs represents amortization of up-front costs to implement new customer contracts under our SaaS and hosted revenue model.
c.	Acquisition related amortization represents amortization of intangible assets from the take-private transaction in 2007 as well as intangibles associated with acquisitions since that date and amortization of the excess basis in our underlying equity in joint ventures.
(2)	Our Travel Network business at times provides upfront incentive consideration to travel agency subscribers at the inception or modification of a service contract, which are capitalized and amortized to cost of revenue over an average expected life of the service contract, generally over three to five years. Such consideration is made with the objective of increasing the number of clients or to ensure or improve customer loyalty. Such service contract terms are established such that the supplier and other fees generated over the life of the contract will exceed the cost of the incentive consideration provided up front. Such service contracts with travel agency subscribers require that the customer commit to achieving certain economic objectives and generally have terms requiring repayment of the upfront incentive consideration if those objectives are not met.
(3)	Represents impairment charges to assets (see Note 8, Goodwill and Intangible Assets) as well as $24 million in 2012, representing our share of impairment charges recorded by one of our equity method investments, Abacus.
(4)	Other, net primarily represents foreign exchange gains and losses related to the remeasurement of foreign currency denominated balances included in our consolidated balance sheets into the relevant functional currency.
(5)	Restructuring and other costs represents charges associated with business restructuring and associated changes implemented which resulted in severance benefits related to employee terminations, integration and facility opening or closing costs and other business reorganization costs.
(6)	Litigation and taxes, including penalties represents charges or settlements associated with airline antitrust litigation as well as payments or reserves taken in relation to certain retroactive hotel occupancy and excise tax disputes (see Note 20, Commitments and Contingencies).
(7)	We have been paying an annual management fee to TPG and Silver Lake in an amount equal to the lesser of (i) 1% of our Adjusted EBITDA and (ii) $7 million. This also includes reimbursement of certain costs incurred by TPG and Silver Lake.

(c)	Includes capital expenditures and capitalized implementation costs as summarized below:

	Year Ended December 31,
	2013	2012	2011
	(Amounts in thousands)
Additions to property and equipment	$226,026	$193,262	$164,638
Capitalized implementation costs	58,814	78,543	59,109

Adjusted capital expenditures	$284,840	$271,805	$223,747

Transaction-based revenue accounted for approximately 89%, 90% and 93% of our Travel Network revenue for the years ended December 31, 2013, 2012 and 2011, respectively. Transaction-based revenue accounted for approximately 70%, 67% and 66% of our Airline and Hospitality Solutions revenue for the years ended December 31, 2013, 2012 and 2011, respectively. Transaction-based revenue accounted for approximately 87%, 88% and 87% of our Travelocity revenue for the years ended December 31, 2013, 2012 and 2011, respectively.

All joint venture equity income and expenses relate to Travel Network.

We have operations with foreign revenue and long-lived assets in approximately 128 countries. Our revenues and long-lived assets, excluding goodwill and intangible assets, by geographic region are summarized below. Revenues are attributed to countries based on the location of the customer.

	Year Ended December 31,
	2013	2012	2011
	(Amounts in thousands)
Revenue
United States	$1,765,699	$1,857,771	$1,754,830
Europe	501,953	470,112	451,734
All other	781,873	646,481	649,397

Total	$3,049,525	$2,974,364	$2,855,961

	As of December 31,
	2013	2012
	(Amounts in thousands)
Long-lived assets
United States	$472,517	$394,625
Europe	10,269	7,909
All other	15,737	5,862

Total	$498,523	$408,396